Convertible Debentures - Summary of 2019 Convertible Debentures (Detail) - 2019 Convertible debentures liability [Member] - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Notes And Debentures Issued [Line Items]
Carrying amount of liability component	$ 23,457,500	$ 22,185,170	$ 19,534,988
Less: interest payable	(799,944)	(195,479)	(232,484)
Convertible Debentures [Member]
Disclosure Of Reconciliation Of Notes And Debentures Issued [Line Items]
Opening balance	22,380,649	19,767,472	17,753,016
Conversion of debentures into common shares			(50,000)
Interest paid	(1,172,875)	(2,345,750)	(2,345,750)
Accreted interest at effective interest rate	2,445,205	4,958,927	4,410,206
Accrued interest	604,465	0
Carrying amount of liability component	$ 24,257,444	$ 22,380,649	$ 19,767,472